111 West Monroe Street Chicago, Illinois 60603-4080 T 312.845.3000 F 312.701.2361 www.chapman.com

VIA EDGAR

October 20, 2021

United States Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Valkyrie ETF Trust II

Ladies and Gentlemen:

On behalf of Valkyrie ETF Trust II (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant’s pre-effective amendment no. 4 to registration statement on Form N-1A (the “Registration Statement”). The Registration Statement relates to Valkyrie Bitcoin Strategy ETF, a series of the Registrant.

If you have any questions please do not hesitate to contact Morrison C. Warren at (312) 845-3484 or James M. Audette at (312) 845-3421.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP
Chapman and Cutler llp